ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS - Assets acquired and liabilities assumed - Narrative (Details) - Pro Farm Group, Inc. $ in Millions	12 Months Ended
Jun. 30, 2023 USD ($)
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Revenue of the acquire since the merger date	$ 42.3
Net profit of the acquire since the merger date	5.4
Revenue of the combined entity	42.6
Net profit of the combined entity	$ 3.1